Lease Contracts - Summary of analysis of right-of-use assets (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]
First application of IFRS 16	23,792
Addition of assets	130
Depreciation expense	(3,382)
Translation adjustments and other	48
Ending balance	20,589
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance
First application of IFRS 16	23,462
Depreciation expense	(3,257)
Translation adjustments and other	48
Ending balance	20,253
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance
First application of IFRS 16	330
Addition of assets	130
Depreciation expense	(125)
Ending balance	€ 336

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.